Dear Policyowner:

Despite extreme volatility, returns in the U.S. domestic stock market were relatively flat in the first half of 2000. There were some signs of strength, particularly with mid-cap stocks. International markets were generally flat to down, particularly in some of the world's developing markets. The table below shows the percent change in unit price for each of the subaccounts of the CUNA Mutual Life Variable Account. If you own MEMBERS(R) Variable Universal Life, you should refer to the columns labeled Type I Units in the first section of this booklet. If you own MEMBERS(R) Variable Universal Life II, you should look at the columns labeled Type II Units.

   Percent Increase in Unit Value from December 31, 1999 through June 30, 2000
----------------------------- ------------ ------------ ---------------------- ------------ ------------
                                 Type I      Type II                              Type I      Type II
Subaccount                       Units        Units     Subaccount                Units        Units
----------------------------- ------------ ------------ ---------------------- ------------ ------------
Money Market                      2.3%         2.3%     Mid-Cap Stock              n/a           6.1%
----------------------------- ------------ ------------ ---------------------- ------------ ------------
Treasury 2000                     2.3%         n/a      International Stock       -5.1%         -5.1%
----------------------------- ------------ ------------ ---------------------- ------------ ------------
Bond                              2.2%         2.2%     Global Governments          1.0%         1.0%
----------------------------- ------------ ------------ ---------------------- ------------ ------------
Balanced                          2.6%         2.6%     Emerging Growth           -2.8%         -2.8%
----------------------------- ------------ ------------ ---------------------- ------------ ------------
Growth and Income Stock           1.9%         1.9%     High Income                n/a          -1.1%
----------------------------- ------------ ------------ ---------------------- ------------ ------------
Capital Appreciation Stock        2.8%         2.8%     Developing Markets         n/a         -17.5%
----------------------------- ------------ ------------ ---------------------- ------------ ------------

The CUNA Mutual Life Variable Account invests in the mutual funds listed above. The results shown reflect the deduction of the separate account level charges. The returns at the subaccount level are slightly lower than at the mutual fund level as a result of these charges.

This booklet is divided into several sections. Each section contains the semiannual report for a component of MEMBERS(R) Variable Universal Life and MEMBERS(R) Variable Universal Life II. The first section contains the following reports for the CUNA Mutual Life Variable Account:

 Statement of Assets and Liabilities.................................  page   2
 Statement of Operations.............................................  page   4
 Statement of Changes in Net Assets..................................  page   7
 Notes to the Financial Statements...................................  page  10

The remaining sections of this booklet contain the semiannual reports for the mutual funds:

(1) the Ultra Series Fund which includes the Mid-Cap Stock Fund (available in MEMBERS VUL II only), Capital Appreciation Stock Fund, Growth and Income Stock Fund, Balanced Fund, Bond Fund, and Money Market Fund, and T2000 Fund (MEMBERS VUL only);

(2) the International Stock Portfolio of the T. Rowe Price International Series, Inc.;

(3) the MFS(R) Global Government Series(SM) and the MFS(R) Emerging Growth Series(SM) of the MFS(R) Variable Insurance Trust(SM), (4) the Oppenheimer High Income/VA Fund of the Oppenheimer Variable Account Funds (VUL II only); and (5) the Templeton Developing Markets Fund of the Templeton Variable Products Series Fund (VUL II only).

MEMBERS(R) Variable Universal Life and MEMBERS(R) Variable Universal Life II provide you with both life insurance protection and the opportunity to grow your assets to help you meet your long term asset accumulation goals. Thank you for giving us the opportunity to serve you.

Sincerely,

/s/Michael B. Kitchen
Michael B. Kitchen
President and Chief Executive Officer
CUNA Mutual Life Insurance Company

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                      Statements of Assets and Liabilities
                                  June 30, 2000
                                   (Unaudited)

                                                                                                                         Capital
                                              Money        Treasury                                    Growth and      Appreciation
                                             Market          2000          Bond        Balanced        Income Stock      Stock
Assets:                                    Subaccount     Subaccount     Subaccount    Subaccount      Subaccount       Subaccount
                                           ----------     ----------     ----------    ----------      ----------       ----------
Investments in Ultra Series Fund:
   (note 2)
Money Market Fund,
   4,478,548 shares at net asset value of
   $1.00 per share (cost $4,478,548)       $4,478,548      $      --     $       --    $        --     $         --     $        --

Treasury 2000 Fund,
   185,786 shares at net asset value
   of $10.52 per share (cost $1,730,401)           --       1,954,332            --             --               --              --

Bond Fund,
   380,585 shares at net asset value
   of $10.14 per share (cost $3,959,882)           --             --      3,857,851             --               --              --

Balanced Fund,
   3,829,889 shares at net asset value
   of $20.77 per share (cost $58,227,744)          --             --             --     79,553,004               --              --

Growth and Income Stock Fund,
   3,107,094 shares at net asset value
   of $34.14 per share (cost $67,478,526)          --             --             --             --      106,083,388

Capital Appreciation Stock Fund,
   1,813,922 shares at net asset value of
   $26.15 per share (cost $31,805,512)             --             --             --             --               --      47,435,554
                                          -----------    -----------    -----------     ----------      -----------      ----------
     Total assets                           4,478,548      1,954,332      3,857,851     79,553,004      106,083,388      47,435,554
                                          -----------    -----------    -----------     ----------      -----------      ----------

Liabilities:
Accrued adverse mortality and
   expense charges                              7,319          9,416          5,767        121,812          166,755          72,172
                                          -----------    -----------    -----------     ----------      -----------      ----------
     Total liabilities                          7,319          9,416          5,767        121,812          166,755          72,172
                                          -----------    -----------    -----------     ----------      -----------      ----------
     Net assets                            $4,471,229     $1,944,916     $3,852,084    $79,431,192     $105,916,633     $47,363,382
                                          ===========    ===========    ===========     ==========      ===========      ==========

Policyowners Equity:

    Net Assets: Type 1                     $3,579,337     $1,944,916     $3,816,294    $78,524,842     $104,668,006     $46,584,440
    Outstanding units: Type 1 (note 5)        174,985        204,654        134,553      1,551,660        1,252,935       1,432,399
    Net asset value per unit: Type 1           $20.45          $9.50         $28.36         $50.61           $83.54          $32.52
                                          ===========    ===========    ===========     ==========      ===========      ==========

    Net Assets: Type 2                       $891,892             --        $35,790       $906,350       $1,248,627        $778,942
    Outstanding units: Type 2 (note 5)         87,184             --          3,502         87,570          121,580          73,003
    Net asset value per unit: Type 2           $10.23             --         $10.22         $10.35           $10.27          $10.67
                                          ===========    ===========    ===========     ==========      ===========      ==========


See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                 Statements of Assets and Liabilities, continued
                                  June 30, 2000
                                   (Unaudited)

                                         Mid-Cap        International    Global         Emerging          High           Developing
                                          Stock          Stock          Governments      Growth          Income           Markets
Assets:                                  Subaccount     Subaccount      Subaccount      Subaccount      Subaccount       Subaccount
                                         ----------     ----------      ----------      ----------      ----------       ----------
Investments in Ultra Series Fund:
   (note 2)
Mid-Cap Stock Fund,
   14,329 shares at net asset value of
   $11.86 per share (cost $169,495)        $169,999     $      --       $       --      $      --       $       --       $      --

Investments in T. Rowe Price
International Fund, Inc.:
   International Stock Portfolio,
   554,891 shares at net asset value of
   $18.14 per share (cost $7,848,495)            --      10,065,722             --             --               --              --

Investments in MFS(R) Variable
Insurance Trust(SM):
   Global Governments Series,
   64,560 shares at net asset value of
   $9.68 per share (cost $658,511)               --            --          624,939             --               --              --

Investments in MFS(R) Variable
Insurance Trust(SM):
   Emerging Growth Series,
   517,685 shares at net asset value of
   $35.05 per share (cost $11,859,100)           --            --               --       18,144,858             --              --

Investments in Oppenheimer
Variable Account Funds:
   High Income Series,
   1,506 shares at net asset value of
   $9.57 per share (cost $14,531)                --            --               --             --           14,410              --

Investments in Templeton
Variable Products Series Fund:
   Developing Markets Series,
   5,561 shares at net asset value of
   $6.37 per share (cost $36,916)                --            --               --             --               --          35,421
                                         ----------     -----------     ----------      -----------      ---------       ---------
     Total assets                           169,999      10,065,722        624,939       18,144,858         14,410          35,421
                                         ----------     -----------     ----------      -----------      ---------       ---------

Liabilities:
Accrued adverse mortality and
   expense charges                              154          14,641            948           26,417             15              37
                                         ----------     -----------     ----------      -----------      ---------       ---------
     Total liabilities                          154          14,641            948           26,417             15              37
                                         ----------     -----------     ----------      -----------      ---------       ---------
     Net assets                            $169,845     $10,051,081       $623,991      $18,118,441        $14,395         $35,384
                                         ==========     ===========     ==========      ===========      =========       =========

Policyowners Equity:

    Net Assets: Type 1                           --      $9,853,776       $622,225      $17,428,001             --              --
    Outstanding units: Type 1 (note 5)           --         555,222         51,818          629,761             --              --
    Net asset value per unit: Type 1             --          $17.75         $12.01           $27.67             --              --
                                         ==========     ===========     ==========      ===========      =========       =========

    Net Assets: Type 2                    $169,845         $197,306         $1,766         $690,440       $14,395         $35,384
    Outstanding units: Type 2 (note 5)      15,407           18,354            175           57,014         1,451           4,072
    Net asset value per unit: Type 2        $11.02           $10.75         $10.09           $12.11         $9.92           $8.69
                                         ==========     ===========     ==========      ===========      =========       =========


See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                            Statements of Operations
  For six months ended June 30, 2000 and years ended December 31, 1999 and 1998
                                   (Unaudited)

                                                MONEY MARKET SUBACCOUNT                            TREASURY 2000 SUBACCOUNT

Investment income (loss):                      2000           1999          1998              2000           1999          1998
                                               ----           ----          ----              ----           ----          ----
  Dividend income                           $112,511       $156,541       $123,985               $0        $105,875      $106,291
  Adverse mortality and expense charges
   (note 3)                                  (18,088)       (29,935)       (22,312)          (8,620)        (16,680)      (15,826)
                                           ---------      ---------      ---------       ----------      ----------     ---------
Net investment income (loss)                  94,423        126,606        101,673           (8,620)         89,195        90,465
                                           ---------      ---------      ---------       ----------      ----------     ---------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions                     --             --             --               --              --            --
   Proceeds from sale of securities        5,976,398      4,009,628      2,979,908               --              --            --
   Cost of securities sold                (5,976,398)    (4,009,628)    (2,979,908)              --              --            --
                                           ---------      ---------      ---------       ----------      ----------     ---------
Net realized gain (loss) on security
  transactions                                    --             --             --               --              --            --
  Net change in unrealized appreciation
   or depreciation on investments                 --             --             --           53,191         (49,994)       21,682
                                           ---------      ---------      ---------       ----------      ----------     ---------
Net gain (loss) on investments                    --             --             --           53,191         (49,994)       21,682
                                           ---------      ---------      ---------       ----------      ----------     ---------
Net increase (decrease) in net assets
  resulting from operations                  $94,423       $126,606       $101,673          $44,571         $39,201      $112,147
                                           =========      =========      =========       ==========      ==========     =========


                                                    BOND SUBACCOUNT                                   BALANCED SUBACCOUNT

Investment income (loss):                     2000           1999           1998            2000          1999            1998
                                              ----           ----           ----            ----          ----            ----
  Dividend income                           $62,686       $223,032        $196,337       $636,395       $1,995,000     $1,934,712
  Adverse mortality and expense charges
   (note 3)                                 (16,857)       (34,792)        (30,006)      (351,044)        (675,563)      (577,128)
                                          ---------      ---------       ---------      ---------        ---------      ---------
Net investment income (loss)                 45,829        188,240         166,331        285,351        1,319,437      1,357,584
                                          ---------      ---------       ---------      ---------        ---------      ---------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions                    --             57           2,477        422,244        1,743,848          3,744
   Proceeds from sale of securities         421,062        585,790         441,318      4,129,235        6,404,678      4,012,722
   Cost of securities sold                 (435,728)      (583,986)       (426,398)    (3,014,191)      (4,654,847)    (3,159,159)
                                          ---------      ---------       ---------      ---------        ---------      ---------
Net realized gain (loss) on security
  transactions                              (14,666)         1,861          17,397      1,537,288        3,493,679        857,307
  Net change in unrealized appreciation
   or depreciation on investments            49,007       (197,060)        (14,556)       128,089        4,544,788      5,340,950
                                          ---------      ---------       ---------      ---------        ---------      ---------
Net gain (loss) on investments               34,341       (195,199)          2,841      1,665,377        8,038,467      6,198,257
                                          ---------      ---------       ---------      ---------        ---------      ---------
Net increase (decrease) in net assets
  resulting from operations                 $80,170        ($6,959)       $169,172     $1,950,728       $9,357,904     $7,555,841
                                          =========      =========       =========      =========        =========      =========

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statements of Operations, continued
  For six months ended June 30, 2000 and years ended December 31, 1999 and 1998
                                   (Unaudited)

                                          GROWTH AND INCOME STOCK SUBACCOUNT                 CAPITAL APPRECIATION STOCK SUBACCOUNT

Investment income (loss):                  2000             1999            1998            2000           1999            1998
                                           ----             ----            ----            ----           ----            ----
Dividend income                         $280,170         $916,870         $869,525         $8,112         $33,412        $88,433
 Adverse mortality and expense
 charges (note 3)                       (469,170)        (870,409)        (691,564)      (200,253)       (328,898)      (259,874)
                                        --------        ---------        ---------      ---------        --------       --------
Net investment income (loss)            (189,000)          46,461          177,961       (192,141)       (295,486)      (171,441)
                                        --------        ---------        ---------      ---------        --------       --------
Realized and  unrealized  gain
 (loss) on  investments:
  Realized  gain (loss) on
  security transactions:
Capital gain distributions               377,335        6,072,033        3,106,051        493,012       3,266,215        769,968
Proceeds from sale of securities       2,591,793        4,764,654        3,497,748        877,645       2,779,984      1,770,807
Cost of securities sold               (1,626,944)      (2,809,713)      (2,160,207)      (562,147)     (1,731,081)    (1,192,638)
                                       ---------        ---------        ---------      ---------       ---------      ---------
Net realized gain (loss) on security
transactions                           1,342,184        8,026,974        4,443,592        808,510       4,315,118      1,348,137
Net change in unrealized appreciation
or depreciation on investments           728,811        6,432,344        7,377,335        670,775       4,111,612      4,151,868
                                      ----------       ----------       ----------      ---------       ---------      ---------
Net gain (loss) on investments         2,070,995       14,459,318       11,820,927      1,479,285       8,426,730      5,500,005
                                      ----------       ----------       ----------      ---------       ---------      ---------
Net increase (decrease) in net assets
resulting from operations             $1,881,995      $14,505,779      $11,998,888     $1,287,144      $8,131,244     $5,328,564
                                      ==========       ==========       ==========      =========       =========      =========


                                       MID-CAP STOCK SUBACCOUNT                   INTERNATIONAL STOCK SUBACCOUNT

Investment income (loss):              2000              1999*                 2000             1999             1998
                                       ----              -----                 ----             ----             ----
  Dividend income                        $54                $1              $      --           $30,258         $90,596
  Adverse mortality and expense
charges (note 3)                        (206)               (1)               (41,277)          (58,716)        (47,908)
                                     -------           -------              ---------         ---------        --------
Net investment income (loss)            (152)               --                (41,277)          (28,458)         42,688
                                     -------           -------              ---------         ---------        --------
Realized and  unrealized  gain
 (loss) on  investments:
  Realized  gain (loss) on security
  transactions:
Capital gain distributions                77                78                     --            95,097              --
Proceeds from sale of securities       1,850                14                176,759           648,203         491,409
Cost of securities sold               (1,815)              (14)              (132,824)         (619,493)       (442,671)
                                     -------           -------              ---------         ---------        --------
Net realized gain (loss) on security
transactions                             112                78                 43,935           123,807          48,738
Net change in unrealized appreciation
or depreciation on investments           391               113               (451,966)        1,926,801         608,851
                                     -------           -------              ---------         ---------        --------
Net gain (loss) on investments           503               191               (408,031)        2,050,608         657,589
                                     -------           -------              ---------         ---------        --------
Net increase (decrease) in net assets
resulting from operations               $351              $191              ($449,308)       $2,022,150        $700,277
                                     =======           =======              =========         =========        ========


See accompanying notes to financial statements.

*The data is for the period beginning November 8, 1999 (date of initial activity).

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statements of Operations, continued
  For six months ended June 30, 2000 and years ended December 31, 1999 and 1998
                                   (Unaudited)

                                             GLOBAL GOVERNMENTS SUBACCOUNT                   EMERGING GROWTH SUBACCOUNT

Investment income (loss):                  2000            1999           1998            2000           1999             1998
                                           ----            ----           ----            ----           ----             ----
Dividend income                            $29,675         $35,810        $8,821       $       --      $      --          $45,309
 Adverse mortality and expense charges
(note 3)                                    (2,745)         (6,651)       (6,487)         (76,455)        (81,732)        (48,583)
                                          --------        --------       -------        ---------        --------        --------
Net investment income (loss)                26,930          29,159         2,334          (76,455)        (81,732)         (3,274)
                                          --------        --------       -------        ---------        --------        --------
Realized and  unrealized  gain
 (loss) on  investments:
   Realized  gain (loss) on
   security transactions:
Capital gain distributions                      --              --            --          921,643              --              --
Proceeds from sale of securities            26,113         289,685        92,387          804,847         841,070         448,520
Cost of securities sold                    (26,979)       (289,946)      (90,661)        (452,808)       (590,062)       (373,845)
                                          --------        --------       -------        ---------        --------        --------
Net realized gain (loss) on security
transactions                                  (866)           (261)        1,726        1,273,682         251,008          74,675
Net change in unrealized appreciation
or depreciation on investments             (19,968)        (57,288)       44,633       (1,752,921)      6,126,859       1,524,641
                                          --------        --------       -------        ---------        --------
Net gain (loss) on investments             (20,834)        (57,549)       46,359         (479,239)      6,377,867       1,599,316
                                          --------        --------       -------        ---------       ---------       ---------
Net increase (decrease) in net assets
resulting from operations                   $6,096        ($28,390)      $48,693        ($555,694)     $6,296,135      $1,596,042
                                          ========        ========       =======        =========       =========       =========


                                            HIGH INCOME SUBACCOUNT                        DEVELOPING MARKETS SUBACCOUNT

Investment income (loss):                  2000              1999*                          2000             1999*
                                           ----              -----                          ----             -----
  Dividend income                           $236           $    --                            $59           $    --
  Adverse mortality and expense
charges (note 3)                             (21)               --                            (57)               --
                                         -------           -------                        -------           -------
Net investment income (loss)                 215                --                              2                --
                                         -------           -------                        -------           -------
Realized and  unrealized  gain
  (loss) on  investments:
   Realized  gain (loss) on
   security transactions:
Capital gain distributions                    --                --                             --                --
Proceeds from sale of securities           1,596                --                          1,780                --
Cost of securities sold                   (1,641)               --                         (1,788)               --
                                         -------           -------                        -------           -------
Net realized gain (loss) on security
transactions                                 (45)               --                             (8)               --
Net change in unrealized appreciation
or depreciation on investments              (124)                3                         (1,550)               55
                                         -------           -------                        -------           -------
Net gain (loss) on investments              (169)                3                         (1,558)               55
                                         -------           -------                        -------           -------
Net increase (decrease) in net assets
resulting from operations                    $46                $3                        ($1,556)              $55
                                         =======           =======                        =======           =======


See accompanying notes to financial statements.

*The data is for the period beginning November 8, 1999 (date of initial activity).

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statements of Changes in Net Assets
  For six months ended June 30, 2000 and years ended December 31, 1999 and 1998
                                   (Unaudited)

                                                  MONEY MARKET SUBACCOUNT                          TREASURY 2000 SUBACCOUNT

Operations:                                   2000            1999            1998            2000           1999            1998
                                              ----            ----            ----            ----           ----            ----
  Net investment income (loss)              $94,423        $126,606         $101,673        ($8,620)        $89,195        $90,465
  Net realized gain (loss) on
   security transactions                         --              --               --             --              --             --
  Net change in unrealized appreciation
   or depreciation on investments                --              --               --         53,191         (49,994)        21,682
                                         ----------      ----------       ----------     ----------      ----------     ----------
   Change in net assets from
    operations                               94,423         126,606          101,673         44,571          39,201        112,147
                                         ----------      ----------       ----------     ----------      ----------     ----------
Capital unit transactions (note 5):
  Proceeds from sale of units             7,553,916       5,200,600        4,485,112        271,119         371,536        447,349
  Cost of units repurchased              (7,589,307)     (4,530,276)      (3,592,636)      (271,119)       (344,910)      (424,204)
                                         ----------      ----------       ----------     ----------      ----------     ----------
   Change in net assets from capital
    unit transactions                       (35,391)        670,324          892,476             --          26,626         23,145
                                         ----------      ----------       ----------     ----------      ----------     ----------
Increase (decrease) in net assets            59,032         796,930          994,149         44,571          65,827        135,292

Net assets:
  Beginning of period                     4,412,197       3,615,267        2,621,118      1,900,345       1,834,518      1,699,226
                                         ----------      ----------       ----------     ----------      ----------     ----------
  End of period                          $4,471,229      $4,412,197       $3,615,267     $1,944,916      $1,900,345     $1,834,518
                                         ==========      ==========       ==========     ==========      ==========     ==========


                                                        BOND SUBACCOUNT                              BALANCED SUBACCOUNT

Operations:                                   2000            1999           1998          2000           1999           1998
                                              ----            ----           ----          ----           ----           ----
  Net investment income (loss)              $45,829        $188,240        $166,331       $285,351      $1,319,437      $1,357,584
  Net realized gain (loss) on
   security transactions                    (14,666)          1,861          17,397      1,537,288       3,493,679         857,307
  Net change in unrealized appreciation
   or depreciation on investments            49,007        (197,060)        (14,556)       128,089       4,544,788       5,340,950
                                         ----------      ----------      ----------     ----------      ----------      ----------
   Change in net assets from
    operations                               80,170          (6,959)        169,172      1,950,728       9,357,904       7,555,841
                                         ----------      ----------      ----------     ----------      ----------      ----------

Capital unit transactions (note 5):
  Proceeds from sale of units               472,041       1,186,455       1,182,649      6,622,128      14,839,213      10,811,007
  Cost of units repurchased                (577,916)       (918,722)       (772,448)    (7,886,222)    (14,209,808)    (10,309,524)
                                         ----------      ----------      ----------     ----------      ----------      ----------
   Change in net assets from capital
    unit transactions                      (105,875)        267,733         410,201     (1,264,094)        629,405         501,483
                                         ----------      ----------      ----------     ----------      ----------      ----------
Increase (decrease) in net assets           (25,705)        260,774         579,373        686,634       9,987,309       8,057,324

Net assets:
  Beginning of period                     3,877,789       3,617,015       3,037,642     78,747,558      68,760,249      60,702,925
                                         ----------      ----------      ----------     ----------      ----------      ----------
  End of period                          $3,852,084      $3,877,789      $3,617,015    $79,434,192     $78,747,558     $68,760,249
                                         ==========      ==========      ==========     ==========      ==========      ==========


See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                 Statements of Changes in Net Assets, continued
 For six months ended June 30, 2000 and years ended December 31, 1999 and 1998
                                   (Unaudited)

                                                GROWTH AND INCOME STOCK SUBACCOUNT              CAPITAL APPRECIATION SUBACCOUNT

Operations:                                    2000             1999          1998            2000           1999            1998
                                               ----             ----          ----            ----           ----            ----
  Net investment income (loss)             ($189,000)         $46,461       $177,961      ($192,141)      ($295,486)     ($171,441)
  Net realized gain (loss) on
   security transactions                   1,342,184        8,026,974      4,443,592        808,510       4,315,118      1,348,137
  Net change in unrealized appreciation
   or depreciation on investments            728,811        6,432,344      7,377,335        670,775       4,111,612      4,151,868
                                         -----------      -----------     ----------     ----------      ----------     ----------
   Change in net assets from
    operations                             1,881,995       14,505,779     11,998,888      1,287,144       8,131,244      5,328,564
                                         -----------      -----------     ----------     ----------      ----------     ----------
Capital unit transactions (note 5):
  Proceeds from sale of units              9,434,794       17,312,510     15,135,142      7,239,007       7,912,873      7,807,048
  Cost of units repurchased               (7,721,256)     (14,188,868)   (11,770,989)    (3,374,738)     (6,897,886)    (5,420,620)
                                         -----------      -----------     ----------     ----------      ----------     ----------
   Change in net assets from capital
    unit transactions                      1,713,538        3,123,642      3,364,153      3,864,269       1,014,987      2,386,428
                                         -----------      -----------     ----------     ----------      ----------     ----------
Increase (decrease) in net assets          3,595,533       17,629,421     15,363,041      5,151,413       9,146,231      7,714,992

Net assets:
  Beginning of period                    102,321,100       84,691,679     69,328,638     42,211,969      33,065,738     25,350,746
                                         -----------      -----------     ----------     ----------      ----------     ----------
  End of period                         $105,916,633     $102,321,100    $84,691,679    $47,363,382     $42,211,969    $33,065,738
                                         ===========      ===========     ==========     ==========      ==========     ==========


                                               MID-CAP STOCK SUBACCOUNT                        INTERNATIONAL STOCK SUBACCOUNT

Operations:                                    2000              1999*                   2000             1999             1998
                                               ----              -----                   ----             ----             ----
  Net investment income (loss)                 ($152)          $    --                  ($41,277)         ($28,458)        $42,688
  Net realized gain (loss) on
   security transactions                         112                78                    43,935           123,807          48,738
  Net change in unrealized appreciation
   or depreciation on investments                391               113                  (451,966)        1,926,801         608,851
                                            --------           -------                ----------         ---------       ---------
   Change in net assets from
    operations                                   351               191                  (449,308)        2,022,150         700,277
                                            --------           -------                ----------         ---------       ---------
Capital unit transactions (note 5):
  Proceeds from sale of units                175,387             4,450                 2,929,550         1,876,821       1,897,345
  Cost of units repurchased                  (10,454)              (80)                 (789,665)       (1,361,528)     (1,227,692)
                                            --------           -------                ----------         ---------       ---------
   Change in net assets from capital
    unit transactions                        164,933             4,370                 2,139,885           515,293         669,653
                                            --------           -------                ----------         ---------       ---------
Increase (decrease) in net assets            165,284             4,561                 1,690,577         2,537,443       1,369,930

Net assets:
  Beginning of period                          4,561                --                 8,360,504         5,823,061       4,453,131
                                            --------           -------                ----------         ---------       ---------
  End of period                             $169,845            $4,561               $10,051,081        $8,360,504      $5,823,061
                                            ========           =======                ==========         =========       =========

See accompanying notes to financial statements.

*The data is for the period beginning November 8, 1999 (date of initial activity).

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                 Statements of Changes in Net Assets, continued
 For six months ended June 30, 2000 and years ended December 31, 1999 and 1998
                                   (Unaudited)

                                               GLOBAL GOVERNMENTS SUBACCOUNT                     EMERGING GROWTH SUBACCOUNT

Operations:                                  2000           1999          1998              2000            1999            1998
                                             ----           ----          ----              ----            ----            ----
  Net investment income (loss)             $26,930        $29,159         $2,334         ($76,455)        ($81,732)       ($3,274)
  Net realized gain (loss) on
   security transactions                      (866)          (261)         1,726        1,273,682          251,008         74,675
  Net change in unrealized appreciation
   or depreciation on investments          (19,968)       (57,288)        44,633       (1,752,921)       6,126,859      1,524,641
                                         ---------      ---------      ---------       ----------       ----------      ---------
   Change in net assets from
    operations                               6,096        (28,390)        48,693         (555,694)       6,296,135      1,596,042
                                         ---------      ---------      ---------       ----------       ----------      ---------
Capital unit transactions (note 5):
  Proceeds from sale of units               37,959        222,897         85,855        5,409,032        3,957,172      2,707,434
  Cost of units repurchased                (39,104)      (312,920)      (118,224)      (2,000,455)      (2,023,998)    (1,321,467)
                                         ---------      ---------      ---------       ----------       ----------      ---------
   Change in net assets from capital
    unit transactions                       (1,145)       (90,023)       (32,369)       3,408,577        1,933,174      1,385,967
                                         ---------      ---------      ---------       ----------       ----------      ---------
Increase (decrease) in net assets            4,951       (118,413)        16,324        2,852,883        8,229,309      2,982,009

Net assets:
  Beginning of period                      619,040        737,453        721,129       15,265,558        7,036,249      4,054,240
                                         ---------       --------      ---------       ----------       ----------      ---------
  End of period                           $623,991       $619,040       $737,453      $18,118,441      $15,265,558     $7,036,249
                                         =========      =========      =========       ==========       ==========      =========


                                                 HIGH INCOME SUBACCOUNT                  DEVELOPING MARKETS SUBACCOUNT

Operations:                                     2000              1999*                     2000             1999*
                                                ----              -----                     ----             -----
  Net investment income (loss)                   $215           $    --                        $2           $    --
  Net realized gain (loss) on
   security transactions                          (45)               --                        (8)               --
  Net change in unrealized appreciation
   or depreciation on investments                (124)                3                    (1,550)               55
                                             --------           -------                  --------           -------
   Change in net assets from
    operations                                     46                 3                    (1,556)               55
                                             --------           -------                  --------           -------
Capital unit transactions (note 5):
  Proceeds from sale of units                  13,695             1,075                    40,508             1,189
  Cost of units repurchased                      (422)               (2)                   (4,806)               (6)
                                             --------           -------                  --------           -------
   Change in net assets from capital
    unit transactions                          13,273             1,073                    35,702             1,183
                                             --------           -------                  --------           -------
Increase (decrease) in net assets              13,319             1,076                    34,146             1,238

Net assets:
  Beginning of period                           1,076                --                     1,238                --
                                             --------           -------                  --------           -------
  End of period                               $14,395            $1,076                   $35,384            $1,238
                                             ========           =======                  ========           =======


See accompanying notes to financial statements.

*The data is for the period beginning November 8, 1999 (date of initial activity).

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT

                          Notes to Financial Statements

(1)  Organization

     The CUNA Mutual Life Variable Account (the Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission (SEC). The Account was established as a separate investment account within CUNA Mutual Life Insurance Company to receive and invest net premiums paid under flexible premium variable life insurance policies.

     Although the assets of the Account are the property of CUNA Mutual Life Insurance Company, those assets attributable to the policies are not chargeable with liabilities arising out of any other business which CUNA Mutual Life Insurance Company may conduct.

     The net assets maintained in the Account attributable to the policies provide the base for the periodic determination of the increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide certain death benefits and other policy benefits. Additional assets are held in CUNA Mutual Life Insurance Company's general account to cover death benefits in excess of the accumulated value.

(2)  Significant Accounting Policies

     Investments

     The Account currently is divided into twelve subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a series, i.e., Ultra Series Fund (Class Z shares), T. Rowe Price International Fund, Inc., MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, Templeton Variable Products Series Fund, or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

     The Account invests in shares of Ultra Series Fund, T. Rowe Price International Fund, Inc., MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, and Templeton Variable Products Series Fund. Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

     Ultra Series Fund currently has seven funds available as investment options under the policies. T. Rowe Price International Fund, Inc., Oppenheimer Variable Account Funds and Templeton Variable Products Series Fund have one fund available as an investment option and MFS(R) Variable Insurance Trust(SM) has two funds available as an investment option. MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds and Templeton Variable Products Series Fund also have other funds that are not available under the policies. These fund companies may, in the future, create additional funds that may or may not be available as investment options under the policies. Each fund has its own investment objectives and the income, gains, and losses for each fund are determined separately for that fund.

     CIMCO Inc. (CIMCO) serves as the investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. CUNA Mutual Life Insurance Company owns one half of CIMCO's outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

     Rowe Price-Fleming International, Inc. (RPFI) serves as the investment adviser to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of T. Rowe Price International Fund, Inc.

     Massachusetts Financial Services Company (MFS) serves as the investment adviser to the MFS Global Governments Series (formerly known as the MFS World Governments Series) and Emerging Growth Series and manages their assets in accordance with general policies and guidelines established by the board of trustees of MFS(R) Variable Insurance Trust(SM).

     OppenheimerFunds, Inc. (the Manager) serves as the investment adviser to the Oppenheimer High Income Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Oppenheimer Variable Account Funds.

     Templeton Asset Management Ltd. serves as the investment adviser to the Templeton Developing Markets Fund: Class 2 and manages its assets and makes its investments decisions.

     The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis. Dividend income is recorded on the ex-dividend date.

     Federal Income Taxes

     The operations of the Account form a part of the operations of CUNA Mutual Life Insurance Company and are not taxed separately. CUNA Mutual Life Insurance Company does not initially expect to incur any income tax upon the earnings or the realized capital gains attributable to the Account.
     Accordingly, no charge for income tax is currently being made to the Account. If such taxes are incurred by CUNA Mutual Life Insurance Company in the future, a charge to the Account may be assessed.

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)  Fees and Charges

     Policy Charges

     In addition to charges for state taxes, which reduce premiums prior to the allocation of net premiums to the subaccounts of the Account, the following charges may be deducted by CUNA Mutual Life Insurance Company by redeeming an appropriate number of units for each policy.

     Administrative Fee: CUNA Mutual Life Insurance Company will have primary responsibility for the administration of the Account and the policies issued. As reimbursement for these expenses, CUNA Mutual Life Insurance Company may assess each policy a monthly administrative fee. For additional detail, see schedule of expenses and charges in the prospectus.

     Deferred Contingent Sales and Administrative Charges: The sales and administrative expenses incurred when a policy is issued are deferred (Deferred Charges) until the policy is surrendered. Such charges are not collected at all if the policy is held for nine years, or if the insured dies during that period. In no instance will the charge exceed 30 percent of the lesser of premiums paid or the Guideline Annual Premium (as defined under the Investment Company Act of 1940) of the policy. The Deferred Charges are normally built up in twelve equal increments during the first policy year. Beginning on the second policy anniversary, incremental amounts are released by allocations back to the subaccounts on each anniversary until the tenth policy anniversary when all remaining Deferred Charges are released. All amounts in the Deferred Charges Account are held and interest credited to the policy at a minimum rate of 4 percent with CUNA Mutual Life Insurance Company crediting additional amounts at its discretion.

     Policy Fee: CUNA Mutual Life Insurance Company will incur first-year expenses upon issue of a policy, and will assess each policy a monthly policy fee to recover these expenses.

     Cost of Insurance and Additional Benefits Provided: CUNA Mutual Life Insurance Company will assume the responsibility for providing the insurance benefits provided in the policy. The cost of insurance will be determined each month based upon the applicable cost of insurance rates and the net amount at risk. The cost of insurance can vary from month to month since the determination of both the insurance rate and the net amount at risk depends upon a number of variables as described in the Account's prospectus.

     Variable Account Charges

     Mortality and Expense Risk Charge: CUNA Mutual Life Insurance Company will deduct daily a mortality and expense risk charge from the Account at an annual rate of 0.90% of the average daily net asset value of the Account. These charges will be deducted by CUNA Mutual Life Insurance Company in return for its assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued.

(4)  Investment Transactions

     The  cost  of  shares   purchased,   including   reinvestment  of  dividend
     distributions, during the six months ended June 30, 2000, was as follows:

     Money Market Fund.............................................. $6,039,237
     Treasury 2000 Fund.............................................    271,119
     Bond Fund......................................................    363,801
     Balanced Fund..................................................  3,634,977
     Growth and Income Stock Fund...................................  4,583,842
     Capital Appreciation Stock Fund................................  5,083,685
     Mid-Cap Stock Fund.............................................    166,861
     International Stock Portfolio..................................  2,284,002
     Global Governments Series......................................     52,363
     Emerging Growth Series.........................................  5,074,897
     High Income Fund...............................................     15,099
     Developing Markets Fund........................................     37,520

(5)  Unit Activity from Contract Transactions

     Transactions in units of each subaccount of the Account for the years ended December 31, 1999 and 1998, and for the six-month period ended June 30, 2000, were as follows:

                                          Money                    Treasury
                                         Market                      2000                     Bond                    Balanced
                                       Subaccount                 Subaccount               Subaccount                Subaccount
                                   -------------------        -------------------      -------------------       ------------------
                                    Type 1     Type 2         Type 1     Type 2*        Type 1     Type 2       Type 1      Type 2
     Outstanding at
       December 31, 1997           141,908         --         199,220                  114,927         --      1,568,974        --
     Sold                          236,364         --          52,984                   43,507         --        266,148        --
     Repurchased                  (190,395)        --         (50,435)                 (28,421)        --       (254,086)       --
                                  --------   --------         -------                  -------    -------      ---------   -------
     Outstanding at
       December 31, 1998           187,877         --         201,769                  130,013         --      1,581,036        --
     Sold                          263,945         --          43,509                   42,671        107        318,708     8,386
     Repurchased                  (231,067)        --         (40,624)                 (33,099)        --       (305,776)     (116)
                                  --------   --------         -------                  -------    -------      ---------   -------
     Outstanding at
       December 31, 1999           220,755         --         204,654                  139,585        107      1,593,968     8,270
     Sold                          315,380    114,485          28,833                   15,689      3,435        114,721    87,252
     Repurchased                  (361,150)   (27,301)        (28,833)                 (20,721)       (40)      (157,029)   (7,952)
                                  --------   --------         -------                  -------    -------      ---------   -------
     Outstanding at
       June 30, 2000               174,985     87,184         204,654                  134,553      3,502      1,551,660    87,570
                                  ========   ========         =======                  =======    =======      =========   =======


                                                                   Capital
                                       Growth and               Appreciation                 Mid-Cap                International
                                          Stock                     Stock                     Stock                     Stock
                                       Subaccount                Subaccount                Subaccount                Subaccount
                                   -------------------        -------------------      -------------------       ------------------
                                  Type 1     Type 2          Type 1      Type 2         Type 1*   Type 2         Type 1    Type 2
     Outstanding at
       December 31, 1997         1,155,179         --       1,191,865         --                       --        361,206        --
     Sold                          233,645         --         340,862         --                       --        141,913        --
     Repurchased                  (181,819)        --        (235,746)        --                       --        (91,869)       --
                                 ---------   --------       ---------    -------                  -------        -------   -------
     Outstanding at
       December 31, 1998         1,207,005         --       1,296,981         --                       --        411,250        --
     Sold                          221,525      4,044         287,074      1,509                      447        125,998       504
     Repurchased                  (181,747)       (65)       (250,228)       (28)                      (8)       (90,747)       (7)
                                 ---------   --------       ---------    -------                  -------        -------   -------
     Outstanding at
       December 31, 1999         1,246,783      3,979       1,333,827      1,481                      439        446,501       497
     Sold                           98,598    121,668         203,179     74,550                   15,927        151,676    19,332
     Repurchased                   (92,446)    (4,067)       (104,607)    (3,028)                    (959)       (42,955)   (1,475)
                                 ---------   --------       ---------    -------                  -------       --------   -------
     Outstanding at
       June 30, 2000             1,252,935    121,580       1,432,399     73,003                   15,407        555,222    18,354
                                 =========   ========       =========    =======                  =======        =======   =======


                                         Global                  Emerging                   High                   Developing
                                       Governments                Growth                   Income                    Markets
                                       Subaccount               Subaccount               Subaccount                Subaccount
                                   -------------------       -------------------      -------------------       ------------------
                                    Type 1    Type 2          Type 1     Type 2        Type 1*    Type 2         Type 1*   Type 2
     Outstanding at
       December 31, 1997            62,671         --         331,933         --                       --                       --
     Sold                            7,299         --         197,716         --                       --                       --
     Repurchased                   (10,044)        --         (96,508)        --                       --                       --
                                  --------   --------        --------    -------                  -------                  -------
     Outstanding at
       December 31, 1998            59,926         --         433,141         --                       --                       --
     Sold                           18,188        106         214,540        466                      107                      118
     Repurchased                   (26,138)        --        (111,422)       (12)                      --                       --
                                  --------   --------        --------    -------                  -------                  -------
     Outstanding at
       December 31, 1999            51,976        106         536,259        454                      107                      118
     Sold                            3,145         75         162,829     58,867                    1,387                    4,476
     Repurchased                    (3,303)        (6)        (69,327)    (2,307)                     (43)                    (522)
                                  --------   --------        --------    -------                  -------                  -------
     Outstanding at
       June 30, 2000                51,818        175         629,761     57,014                    1,451                    4,072
                                  ========   ========        ========    =======                  =======                  =======

*This fund not available in this product type.

(6)  Condensed Financial Information

     The table below gives per unit information about the financial history of each subaccount for each period.

                                                                MONEY MARKET SUBACCOUNT

                                        2000                    1999               1998         1997         1996
                                  -----------------       -----------------        ----         ----         ----
     Net asset value:             Type 1   Type 2**       Type 1    Type 2**
       Beginning of period        $19.99   $10.00         $19.24   $10.00         $18.47       $17.73        $17.05
       End of period               20.45    10.23          19.99    10.00          19.24        18.47         17.73

     Percentage increase
       (decrease) in unit
       value during period          2.3%     2.3%           3.9%     0.0%           4.2%         4.1%          4.0%

     Number of units
       outstanding at
       end of period             174,985   87,184        220,755       --        187,877      141,908        97,454


                                                               TREASURY 2000 SUBACCOUNT

                                        2000                    1999               1998        1997         1996
                                  -----------------       -----------------        ----        ----         ----
     Net asset value:             Type 1    Type 2*       Type 1    Type 2*
       Beginning of period         $9.29                   $9.09                   $8.53        $8.05         $7.95
       End of period                9.50                    9.29                    9.09         8.53          8.05

     Percentage increase
       (decrease) in unit
       value during period          2.3%                    2.2%                    6.6%         6.0%          1.3%

     Number of units
       outstanding at
       end of period             204,654                 204,654                 201,769      199,220       196,670


                                                                    BOND SUBACCOUNT

                                        2000                    1999               1998         1997         1996
                                  -----------------       -----------------        ----         ----         ----
     Net asset value:             Type 1    Type 2**       Type 1    Type 2**
       Beginning of period        $27.77   $10.00          $27.82   $10.00         $26.43       $24.82       $24.35
       End of period               28.36    10.22           27.77    10.00          27.82        26.43        24.82

     Percentage increase
       (decrease) in unit
       value during period          2.2%     2.2%          (0.2%)      0.0%***       5.3%         6.5%         1.9%

     Number of units
       outstanding at
       end of period             134,553    3,502         139,585      107        130,013      114,927       97,411

                                                                  BALANCED SUBACCOUNT

                                      2000                    1999               1998        1997          1996
                              --------------------     -------------------       ----        ----          ----
     Net asset value:           Type 1      Type 2**    Type 1      Type 2**
       Beginning of period        $49.35   $10.09         $43.49   $10.00         $38.69       $33.40        $30.41
       End of period               50.61    10.35          49.35    10.09          43.49        38.69         33.40

     Percentage increase
       (decrease) in unit
       value during period          2.6%     2.6%          13.5%      0.9%***      12.4%        15.8%          9.8%

     Number of units
       outstanding at
       end of period           1,551,660   87,570      1,593,968    8,270      1,581,036    1,568,974     1,567,551



                                                          GROWTH AND INCOME STOCK SUBACCOUNT

                                      2000                    1999              1998         1997         1996
                               --------------------    --------------------     ----         ----         ----
     Net asset value:           Type 1     Type 2**     Type 1      Type 2**
       Beginning of period        $82.04   $10.08         $70.17   $10.00         $60.02       $46.07        $38.09
       End of period               83.54    10.27          82.04    10.08          70.17        60.02         46.07

     Percentage increase
       (decrease) in unit
       value during period          1.9%     1.9%          16.9%      0.8%***      16.9%        30.3%         21.0%

     Number of units
       outstanding at
       end of period           1,252,935  121,580      1,246,783    3,979      1,207,005    1,155,179     1,036,605


                                                         CAPITAL APPRECIATION STOCK SUBACCOUNT

                                     2000                    1999               1998         1997            1996
                               --------------------    --------------------     ----         ----            ----
     Net asset value:           Type 1      Type 2**    Type 1       Type 2**
       Beginning of period        $31.64   $10.38         $25.49   $10.00         $21.27       $16.31        $13.55
       End of period               32.52    10.67          31.64    10.38          25.49        21.27         16.31

     Percentage increase
       (decrease) in unit
       value during period          2.8%     2.8%          24.1%      3.8%***      19.9%        30.4%         20.4%

     Number of units
       outstanding at
       end of period           1,432,399   73,003      1,333,827    1,481      1,296,981    1,191,865       953,534


                                                               MID-CAP STOCK SUBACCOUNT

                                        2000                    1999               1998**       1997**       1996**
                                  -----------------       -----------------        ------       ------       ------
     Net asset value:              Type 1*  Type 2         Type 1*  Type 2
       Beginning of period                 $10.39                  $10.00
       End of period                        11.02                   10.39

     Percentage increase
       (decrease) in unit
       value during period                   6.1%                     3.9%***

     Number of units
       outstanding at
       end of period                       15,407                     439


                                                            INTERNATIONAL STOCK SUBACCOUNT

                                        2000                    1999              1998         1997          1996
                                  -----------------      ------------------       ----         ----          ----
     Net asset value:             Type 1    Type 2**      Type 1    Type 2**
       Beginning of period        $18.71   $11.33         $14.16   $10.00         $12.33       $12.07        $10.61
       End of period               17.75    10.75          18.71    11.33          14.16        12.33         12.07

     Percentage increase
       (decrease) in unit
       value during period        (5.1%)   (5.1%)          32.1%     13.3%***      14.8%         2.2%         13.7%

     Number of units
       outstanding at
       end of period             555,222   18,354        446,501      497        411,250      361,206       216,089


                                                             GLOBAL GOVERNMENTS SUBACCOUNT

                                        2000                    1999               1998         1997         1996
                                  -----------------       -----------------        ----         ----         ----
     Net asset value:              Type 1   Type 2**       Type 1   Type 2**
       Beginning of period        $11.89   $10.00         $12.31   $10.00         $11.51       $11.74        $11.39
       End of period               12.01    10.09          11.89    10.00          12.31        11.51         11.74

     Percentage increase
       (decrease) in unit
       value during period*         1.0%     1.0%         (3.4%)     0.0%           6.9%       (2.0%)          3.1%

     Number of units
       outstanding at
       end of period              51,818      175         51,976      106         59,926       62,671        24,554


                                                              EMERGING GROWTH SUBACCOUNT

                                       2000                    1999               1998         1997         1996
                                 -----------------       -----------------        ----         ----         ----
     Net asset value:             Type 1    Type 2**      Type 1    Type 2**
       Beginning of period        $28.46   $12.47         $16.24   $10.00         $12.21       $10.11        $10.00
       End of period               27.67    12.11          28.46    12.47          16.24        12.21         10.11

     Percentage increase
       (decrease) in unit
       value during period*       (2.8%)   (2.8%)          75.2%     24.7%***      33.0%        20.8%          1.1%

     Number of units
       outstanding at
       end of period             629,761   57,014        536,259      454        433,141      331,933       117,711


                                                                HIGH INCOME SUBACCOUNT

                                        2000                    1999               1998**       1997**       1996**
                                  -----------------       -----------------        ------       ------       ------
     Net asset value:              Type 1*  Type 2**        Type 1*  Type 2**
       Beginning of period                 $10.03                   $10.00
       End of period                         9.92                    10.03

     Percentage increase
       (decrease) in unit
       value during period                 (1.1%)                      0.3%***

     Number of units
       outstanding at
       end of period                        1,451                      107


                                                            DEVELOPMENT MARKETS SUBACCOUNT

                                        2000                    1999               1998**       1997**       1996**
                                  -----------------       -----------------        ------       ------       ------
     Net asset value:              Type 1*  Type 2**        Type 1*  Type 2**
       Beginning of period                  $10.53                   $10.00
       End of period                          8.69                    10.53
     Percentage increase
       (decrease) in unit
       value during period                 (17.5%)                      5.3%***
     Number of units
       outstanding at
       end of period                        4,072                      118

  *This fund not available in this product type.
 **The VULII product  inception date was November 8, 1999, with all  subaccounts starting with a $10.00 unit price.
***Not annualized.